Consolidated and Combined Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 3,200	$ 2,649
General and administrative	14,713	22,925
Change in warrant valuation	(7)	(58)
Total operating expenses	17,906	25,516
Operating loss from continuing operations	(17,906)	(25,516)
Other expense:
Other expense, net	(2,298)	(738)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent, Total	(20,204)	(26,254)
Net (loss) income on discontinued operation	(38,591)	6,485
Net loss	$ (58,795)	$ (19,769)
Per share information:
Net loss per share from continuing operations, basic	$ (60.93)	$ (479.63)
Net loss per share from continuing operations, diluted	(60.93)	(479.63)
Net (loss) income per share from discontinued operation, basic	(116.37)	118.47
Net (loss) income per share from discontinued operation, diluted	(116.37)	118.47
Net loss per share, basic	(177.3)	(361.16)
Net loss per share, diluted	$ (177.3)	$ (361.16)
Weighted average common shares outstanding, basic	331,615	54,738
Weighted average common shares outstanding, diluted	331,615	54,738